Schedule of Investments (unaudited) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.4%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(a)	$2,925	$2,818,426
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	540	532,037
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,321,128
Series D, Sub Lien, 7.00%, 10/01/51	4,335	4,545,630
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,099,369
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	4,994,110
Series A-1, 5.50%, 01/01/53	1,960	1,978,408

		17,289,108

Arizona — 3.0%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	176,671
Series A, 5.00%, 07/01/49	210	169,188
Series A, 5.00%, 07/01/54	165	129,526
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,033,544
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(c)	1,740	1,805,837
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	500	372,375
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,550,990
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	280,627
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	561,240
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	820	720,937
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	959,987
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	5,560,063
5.00%, 12/01/37	2,000	1,938,161

		15,259,146

Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	975	885,228
AMT, 4.75%, 09/01/49(b)	1,175	1,078,551
Series A, AMT, 4.50%, 09/01/49(b)	1,920	1,687,976

		3,651,755

California — 5.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	350	328,078
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,402,214
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	855	755,099
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/55	1,500	1,309,461
Series A, 4.00%, 03/01/39	890	767,123

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	$780	$625,036
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	200,193
Series A, 5.25%, 08/15/49	510	496,786
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,130	2,011,400
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,512,970
City of Los Angeles Department of Airports, ARB, AMT, 5.25%, 05/15/47	4,400	4,370,492
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,265	1,239,556
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	245	184,481
4.00%, 12/01/56	355	224,038
Series A, 4.00%, 06/01/58	1,220	832,269
Senior Lien, 3.13%, 06/01/57	1,290	738,061
Series A, Senior Lien, 4.00%, 12/01/58	655	442,966
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,183,222
Kern Community College District, GO, Series C, 5.50%, 11/01/23(d)	2,155	2,155,000
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	1,880,078
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	720	720,656
Series A, AMT, 5.25%, 05/01/33	560	560,298
San Marcos Unified School District, GO, CAB(e)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,021,776
Series B, Election 2010, 0.00%, 08/01/43	2,500	932,997
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	830,288

		29,724,538

Colorado — 2.0%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	203,858
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	1,750	1,751,573
Series A, AMT, 5.50%, 11/15/28	500	500,351
Series A, AMT, 5.50%, 11/15/30	225	225,160
Series A, AMT, 5.50%, 11/15/31	270	270,191
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,027,481
Series D, AMT, 5.75%, 11/15/45	1,315	1,369,715
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(e)	1,835	809,969
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	320	253,967
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	595	593,572

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
5.50%, 11/01/47	$370	$370,459
5.25%, 11/01/52	920	875,899
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	495	471,137
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,216,357
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	495	377,232

		10,316,921

District of Columbia — 5.2%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,165	11,484,831
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,525	2,390,918
District of Columbia, TA, 5.13%, 06/01/41	690	690,164
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	5,280	5,197,893
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	4,689,975
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 4.00%, 07/15/46	1,310	1,114,249
Series A, 4.13%, 07/15/47	1,285	1,104,167

		26,672,197

Florida — 5.2%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,460	2,337,226
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(b)	190	149,212
Series A, 5.00%, 12/15/49	140	122,184
Series A, 5.00%, 12/15/54	125	107,799
Series A, 5.50%, 06/01/57(b)	100	79,416
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	200	192,451
5.00%, 05/01/48	530	457,127
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/48	2,920	3,100,317
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(e)	6,275	1,621,180
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	551,340
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	2,230	2,130,494
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,455	1,388,996
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	5,330	5,306,667
(AGM), 5.75%, 09/01/54	955	1,002,149
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	5,675	4,391,364
Florida Development Finance Corp., RB 6.50%, 06/30/57(b)	750	646,466
Series A, 5.00%, 06/15/56	115	100,328
AMT, 5.00%, 05/01/29(b)	180	163,857

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	$105	$78,327
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	180	168,809
5.38%, 05/01/47	185	164,286
6.30%, 05/01/54	480	467,218
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	15	15,000
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	270	213,470
4.00%, 05/01/50	260	181,447
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(f)(g)	1,670	1,118,935

		26,256,065

Georgia — 3.6%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	343,001
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	325	309,668
Series A, 5.00%, 05/15/49	7,195	6,697,900
Series B, 5.00%, 12/01/52(a)	5,000	4,933,171
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	1,200	996,202
4.00%, 01/01/59	3,525	2,776,586
Series A, 5.00%, 07/01/52	1,870	1,755,021
Municipal Electric Authority of Georgia, Refunding RB, 4.00%, 01/01/51	520	406,907

		18,218,456

Hawaii — 0.2%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	250,033
AMT, 5.25%, 08/01/26	810	810,196

		1,060,229

Idaho — 0.6%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/52	1,250	1,239,439
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,400	1,118,215
(GTD), 4.00%, 05/01/52	1,095	798,722

		3,156,376

Illinois — 11.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,035	1,008,275
Series A, 5.00%, 12/01/40	535	487,053
Series A, 5.00%, 12/01/47	100	87,738
Series C, 5.25%, 12/01/35	2,790	2,720,035
Series D, 5.00%, 12/01/46	3,605	3,185,323
Series H, 5.00%, 12/01/36	495	466,805
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/27	1,600	1,607,616
Series D, 5.00%, 12/01/31	150	148,225
Series G, 5.00%, 12/01/34	710	690,423
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,010	952,011
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,561,452

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	$1,585	$1,550,715
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	1,385	1,302,449
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	2,210	1,726,140
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/48	2,665	2,687,267
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	1,430	1,445,159
Cook County Community College District No. 508, GO 5.50%, 12/01/38	2,670	2,605,363
5.25%, 12/01/43	3,850	3,483,500
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	446,080
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	3,920	3,234,856
Series C, 4.00%, 02/15/41	1,405	1,217,660
Series C, 5.00%, 02/15/41	1,600	1,557,527
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,575	3,720,668
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	2,000	2,007,088
Metropolitan Pier & Exposition Authority, RB 5.00%, 06/15/57	2,745	2,507,690
Series A, 5.50%, 06/15/53	280	277,485
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(e)	2,165	330,410
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	1,680	1,300,412
Series B, (AGM), 0.00%, 06/15/44(e)	8,680	2,817,958
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(e)	3,020	490,398
State of Illinois, GO 5.25%, 02/01/31	730	731,493
5.25%, 02/01/32	2,500	2,505,120
5.00%, 02/01/39	1,640	1,604,473
Series B, 5.25%, 05/01/43	1,115	1,098,891
Series D, 5.00%, 11/01/28	505	517,141
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	184,442
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,361,697

		56,627,038

Indiana — 1.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,090	1,092,545
AMT, 7.00%, 01/01/44	4,625	4,635,019

		5,727,564

Iowa — 0.0%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	245	215,652

Security	Par (000)	Value

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	$400	$338,102

Kentucky — 2.6%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,115	1,053,981
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(e)	5,000	4,801,671
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,085	5,633,691
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(h)	1,655	1,812,978

		13,302,321

Louisiana — 0.7%
Lafayette Parish School Board Sale Tax Revenue, RB 4.00%, 04/01/48	555	476,350
4.00%, 04/01/53	355	296,205
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,001,566
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	995	903,344
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	780	780,325

		3,457,790

Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	122,378
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	1,550	1,454,703

		1,577,081

Massachusetts — 2.0%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	1,837,625
Series C, 5.00%, 10/01/52	1,875	1,899,116
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,555	4,117,362
Massachusetts Development Finance Agency, Refunding RB 5.00%, 01/01/41	525	490,360
5.00%, 01/01/45	375	343,693
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	675	581,447
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,181,802

		10,451,405

Michigan — 5.3%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,009
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	3,450	3,430,331
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,063,786
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,243,137

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	$555	$448,120
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 5.00%, 10/01/48	12,960	12,290,136
Series A, AMT, 4.15%, 10/01/53	4,615	3,732,413
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43 .	1,680	1,562,039

		26,774,971

Minnesota — 2.3%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	4,734,592
Series A, 5.25%, 02/15/53	615	592,054
Series A, 5.25%, 02/15/58	3,050	2,921,625
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	1,495	1,473,247
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,130	2,207,511

		11,929,029

Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,192,573

Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 07/01/46	1,830	1,515,668
Series C, 4.00%, 11/15/49	3,455	2,783,197
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,435	3,171,995
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	440,544

		7,911,404

New Hampshire(b) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	2,350	1,853,768
Series B, AMT, 3.75%, 07/01/45(a)	270	180,234
Series C, AMT, 4.88%, 11/01/42	1,260	976,486

		3,010,488

New Jersey — 11.3%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	2,390	2,310,181
5.25%, 11/01/44	2,250	2,094,626
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	645	7,966
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(d)	1,375	1,462,764
5.00%, 06/15/43	2,335	2,301,214
Series EEE, 5.00%, 06/15/48	6,405	6,261,496
AMT, (AGM), 5.00%, 01/01/31	530	524,123
AMT, 5.38%, 01/01/43	1,500	1,452,318
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,430,771

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(d)	$775	$816,383
New Jersey Economic Development Authority, Refunding SAB 6.50%, 04/01/28	5,584	5,626,993
5.75%, 04/01/31	705	630,619
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,980	4,076,038
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,415,993
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	461,013
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	415	408,375
Series AA, 4.00%, 06/15/50	1,730	1,422,135
Series S, 5.25%, 06/15/43	1,145	1,156,349
Series S, 5.00%, 06/15/46	4,980	4,837,483
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	6,674,568
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,385	5,405,882
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	259,200
Series A, 5.25%, 06/01/46	4,140	4,069,825
Sub-Series B, 5.00%, 06/01/46	2,955	2,744,060

		57,850,375

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	78,489

New York — 16.3%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	497,502
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,317,200
Series B, 5.25%, 10/01/39	1,030	1,079,335
Series B, 5.25%, 10/01/40	790	824,679
Series D-1, 4.00%, 03/01/42	455	403,652
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/39	910	910,592
Series C, 4.00%, 11/15/33	100	95,309
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/25	100	101,178
Series C-1, 5.00%, 11/15/26	65	66,310
Series C-1, 4.75%, 11/15/45	6,795	6,249,501
Series C-1, 5.00%, 11/15/50	575	542,445
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,472,282
New York City Housing Development Corp., RB, M/F Housing, Series H, Sustainability Bonds, 2.55%, 11/01/45	925	577,184
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	1,080	1,108,290
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	810	709,251

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB (continued)
Series DD, 4.13%, 06/15/46	$7,250	$6,356,776
Series DD, 4.13%, 06/15/47	3,430	2,988,926
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	1,894,419
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,119,031
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,271,754
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,200	3,199,901
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	4,910	4,381,484
Class 2, 5.38%, 11/15/40(b)	1,175	1,086,036
Series A, 3.00%, 11/15/51	2,040	1,322,465
Series A, (BAM-TCRS), 3.00%, 11/15/51	1,270	817,470
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,037,083
Series A, 4.00%, 03/15/47	3,830	3,275,180
Series A, 4.00%, 03/15/48	1,420	1,205,986
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/42	750	672,118
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	4,625	3,875,784
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/45	6,575	5,730,341
4.00%, 03/15/49	2,205	1,847,416
New York Transportation Development Corp., ARB AMT, 5.00%, 12/01/40	2,250	2,163,911
Series A, AMT, 5.00%, 07/01/46	1,600	1,474,809
New York Transportation Development Corp., RB 5.63%, 04/01/40(c)	1,050	1,038,998
AMT, 5.00%, 10/01/35	1,910	1,822,719
AMT, 4.00%, 10/31/46	425	333,857
Port Authority of New York & New Jersey, ARB, 218th Series, AMT, 4.00%, 11/01/47	380	304,385
Port Authority of New York & New Jersey, Refunding ARB, 223rd Series, AMT, 4.00%, 07/15/41	1,150	978,020
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	5,782,743
Series A, 5.25%, 05/15/52	900	918,311
Triborough Bridge & Tunnel Authority, Refunding RB,
Series C, 5.00%, 05/15/47	6,930	6,931,153
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	195	172,991

		82,958,777

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	2,325	2,402,775

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	987,075

Security	Par (000)	Value

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	$915	$731,292
Series B-2, 5.00%, 06/01/55	6,585	5,384,565
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	435	422,509
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	569,446
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	2,415	1,949,392
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	860	685,511
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	782,548

		10,525,263

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,412,583
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	240	207,044
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,284,493

		2,904,120

Oregon — 2.4%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	1,445	641,976
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	11,630	11,815,628

		12,457,604

Pennsylvania — 6.0%
Allegheny County Airport Authority, ARB, (AGM), 5.50%, 01/01/48	535	540,203
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	2,260	1,766,285
5.00%, 09/01/48	385	360,184
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	183,455
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	3,680	3,381,883
AMT, 5.75%, 06/30/48	1,405	1,437,029
AMT, 5.25%, 06/30/53	2,330	2,256,232
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	430,159
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,117,339
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,990	2,382,298
Pennsylvania Turnpike Commission, RB Series B, 5.25%, 12/01/47	7,110	7,255,859
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,509,553
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,707,913
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	810	669,443

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	$2,355	$1,913,040
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	428,017

		30,338,892

Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,641,077
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,908	4,983,737
Series A-1, Restructured, 5.00%, 07/01/58	11,913	10,324,204
Series A-2, Restructured, 4.78%, 07/01/58	3,256	2,726,117
Series B-2, Restructured, 4.78%, 07/01/58	159	132,944
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	12,023	2,971,947

		22,780,026

Rhode Island — 0.9%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,575	4,491,758
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	250	212,115

		4,703,873

South Carolina — 2.0%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	335	252,129
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/38	2,710	2,717,814
Series A, 5.00%, 05/01/43	2,430	2,347,771
Series A, 5.00%, 05/01/48	3,395	3,219,719
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	1,785	1,692,769

		10,230,202

Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB 5.25%, 10/01/58	1,820	1,645,089
Series A, 4.00%, 10/01/49	445	329,877
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	950	977,395
Series B, AMT, 5.50%, 07/01/36	795	828,397
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,140,119

		6,920,877

Texas — 15.2%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	965	844,295
7.88%, 11/01/62	815	767,304
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,980	1,888,680
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	362,919
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,180	5,066,874

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	$595	$578,858
City of Houston Texas, GO, 5.25%, 03/01/42	470	490,231
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	230,031
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	890	769,267
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	3,455	3,509,186
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	1,415	1,212,030
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,500,000
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	2,975	3,023,936
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	670	575,784
Harris County-Houston Sports Authority, Refunding RB(e)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(d)	2,300	1,090,730
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,784,721
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	4,750	1,945,708
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	200	203,423
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	5,185	4,575,090
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	10,540	5,517,385
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	11,750	11,933,071
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	141,048
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	640	296,911
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,185	2,681,728
Port Authority of Houston of Harris County Texas, ARB 4.00%, 10/01/46	2,110	1,742,081
1st Lien, 5.00%, 10/01/48	1,470	1,469,524
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	1,280	1,220,740
Series A, 4.00%, 07/01/53	1,435	1,113,358
Series A, 5.00%, 07/01/53	880	834,751
Series B, 5.00%, 07/01/48	4,955	4,763,227
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	73,755
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 3.75%, 09/01/49	1,240	996,849
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, 5.00%, 06/30/58	3,110	2,834,163
AMT, Senior Lien, 5.00%, 12/31/55	975	899,370
Texas Transportation Commission State Highway 249 System, RB, CAB(e) 0.00%, 08/01/40	500	183,351
0.00%, 08/01/41	2,000	686,240
0.00%, 08/01/42	2,345	751,718

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board, RB 4.45%, 10/15/36	$675	$673,741
4.00%, 10/15/45	1,810	1,579,250
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	1,710	1,461,586

		77,272,914

Utah — 1.2%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	955	903,314
Series A, AMT, 5.25%, 07/01/48	5,235	5,151,054
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	100	84,942
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	116,157

		6,255,467

Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	220	189,095

Virginia — 1.5%
Ballston Quarter Community Development Authority, TA(f)(g)
Series A, 5.00%, 03/01/26	290	277,557
Series A, 5.13%, 03/01/31	755	611,089
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	869,963
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.05%, 11/01/47	1,825	1,735,625
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	5,310	4,267,415

		7,761,649

Washington — 0.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,551,018
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	1,667,324

		3,218,342

West Virginia — 0.8%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	477,667
Morgantown Utility Board, Inc. RB, 4.00%, 12/01/48	4,225	3,396,484

		3,874,151

Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	120	87,513
Series A-1, 4.50%, 01/01/35(b)	205	171,914
AMT, 4.00%, 09/30/51	5,615	4,071,622

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued) AMT, 4.00%, 03/31/56	$1,835	$1,288,070
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	120	85,699
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	2,588,445
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	690,325
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	580,130

		9,563,718

Total Municipal Bonds — 127.0% (Cost: $703,958,391)		647,393,893

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alabama(a) — 3.8%
Black Belt Energy Gas District RB, Series B, 5.25%, 12/01/53	12,500	12,581,236
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	6,702	6,709,779

		19,291,015

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, AMT, 5.50%, 11/15/53	7,685	7,771,687

District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,361	2,027,940

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,740	2,212,469

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,241	5,167,549

New York — 4.9%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	4,810	4,256,847
New York City Transitional Finance Authority Building Aid Revenue, RB, 5.25%, 05/01/48	9,510	9,790,318

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Power Authority, Refunding RB, Series E, 5.00%, 03/15/46	$8,820	$8,824,204
Port Authority of New York & New Jersey, RB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,169,466

		25,040,835

Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,200,736
Series A, 4.45%, 05/01/57	3,322	2,750,920

		4,951,656

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.0%
(Cost: $70,447,370)		66,463,151

Total Long-Term Investments — 140.0%
(Cost: $774,405,761)		713,857,044

	Shares

Short-Term Securities

Money Market Funds — 24.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(j)(k)	126,225,454	126,225,454

Total Short-Term Securities — 24.8%
(Cost: $126,222,065)		126,225,454

Total Investments — 164.8%
(Cost: $900,627,826)		840,082,498
Other Assets Less Liabilities — 1.9%		9,544,615
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.3)%		(37,178,351)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.4)%		(302,700,000)

Net Assets Applicable to Common Shares — 100.0%		$509,748,762

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$37,886,667	$88,339,464	(a)	$—	$(677)	$—	$126,225,454	126,225,454	$368,542	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$647,393,893	$—	$647,393,893
Municipal Bonds Transferred to Tender Option Bond Trusts	—	66,463,151	—	66,463,151
Short-Term Securities
Money Market Funds	126,225,454	—	—	126,225,454

	$126,225,454	$713,857,044	$—	$840,082,498

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(36,982,300)	$—	$(36,982,300)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(339,682,300)	$—	$(339,682,300)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

9